FINANCIAL ASSETS AND PUBLIC SERVICE CONCESSIONS - Concessions and Itaipu (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Assets and Public Concessions
Financial Assets - Current	R$ 5,927,964	R$ 6,013,891
Financial Assets - Noncurrent	31,633,512	34,100,453
Concessions | Transmission
Financial Assets and Public Concessions
Total financial assets	34,288,071	36,277,549
Concessions | Generation
Financial Assets and Public Concessions
Total financial assets	2,070,912	2,033,078
Financial asset - Itaipu
Financial Assets and Public Concessions
Total financial assets	1,202,493	1,803,717
Concessions and Itaipu
Financial Assets and Public Concessions
Total financial assets	37,561,476	40,114,344
Financial Assets - Current	5,927,964	6,013,891
Financial Assets - Noncurrent	31,633,512	34,100,453
Indemnifiable concessions and RBSE
Financial Assets and Public Concessions
Total financial assets	R$ 36,358,983	R$ 38,310,627